SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2024	$ 23,990
Fiscal Year 2025	19,992
Imputed interest	(3,199)
Total operating lease liability	$ 40,783